Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011	Sep. 25, 2011	Sep. 26, 2010
Current assets:
Cash and cash equivalents (Note 1) (Note 2)	$ 54,635	$ 57,554	$ 55,639
Short-term investments including $1,612 and $4,174 restricted (Note 1)	1,200	1,612	48,899
Trade receivables, net	35,143	44,998	47,629
Other receivables	12,426	7,064	7,849
Inventories	52,912	55,018	53,568
Other current assets	3,946	4,312	2,353
Total current assets	160,262	170,558	215,937
Property, plant and equipment:
Land, buildings and improvements		225,644	225,987
Equipment		760,109	771,977
Construction in progress		12,571	12,880
Less: Accumulated depreciation		(775,190)	(752,611)
Net property, plant and equipment	211,643	223,134	258,233
Other assets	7,043	7,313	5,542
Total assets	378,948	401,005	479,712
Current liabilities:
Current maturities of long-term debt	184	10,681	1,280
Accounts payable	16,744	18,373	15,788
Accrued expenses	10,185	7,759	8,593
Accrued compensation (Note 9)	10,976	12,431	12,911
Total current liabilities	38,089	49,244	38,572
Convertible notes, net of discount (Note 7)	145,831	144,159	174,920
Long-term debt, less current maturities			271
Other long-term liabilities	1,208	1,280	1,271
Commitments and contingencies (Notes 2, 5 and 6)
Shareholders’ equity:
Common stock, $.01 par value, 100,000,000 shares authorized, 23,387,000 (Sept. 25, 2011) 23,371,000 (Sept. 26, 2010) and 23,399,000 (Dec. 25, 2011) issued and outstanding	234	234	234
Additional paid-in capital	420,392	419,984	422,089
Accumulated other comprehensive (loss) income	(244)	190	876
Accumulated loss	(226,562)	(214,086)	(158,521)
Total shareholders’ equity	193,820	206,322	264,678
Total liabilities and shareholders’ equity	$ 378,948	$ 401,005	$ 479,712